CASH AND CASH EQUIVALENTS (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash	$ 8,330	$ 7,366
Denominated in U.S. dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash	3,235	2,334
Denominated in NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash	3,498	2,620
Denominated in Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 1,597	$ 2,412